Fair Value Measurements (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2021	Dec. 31, 2023	Dec. 14, 2023
Class of Warrant or Right [Line Items]
Bifurcated embedded derivative liabilities	$ 0		$ 0
Face value of the convertible notes				$ 3,500,000
Conversion upon simple agreements for future equity	0		$ 0
Simple Agreements For Future Equity [Member]
Class of Warrant or Right [Line Items]
Discount price		15.00%
Face value of the convertible notes		$ 3,836,000
Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) of changes in the fair value of the Yorkville convertible note	$ 578,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000		11,500,000
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ 345,000
Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ 562,000